General Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
General Information
1	GENERAL INFORMATION

a)	Incorporation and operations

Graña y Montero S.A.A. (hereinafter the Company) was incorporated in Peru on August 12, 1996, as a result of the equity spin-off of Inversiones GyM S.A. (formerly Graña y Montero S.A.). The Company’s legal address is Av. Paseo de la Republica 4675, Surquillo Lima, Peru and is listed on the Lima Stock Exchange and the New York Stock Exchange (NYSE).

The Company is the parent of the Graña y Montero Group that includes the Company and its subsidiaries (hereinafter, the “Group”) and is mainly engaged in holding investments in different Group companies. Additionally, the Company provides services of general management, financial management, commercial management, legal advisory, human resources management and leases office space to the Group companies.

The Group is a conglomerate of companies with operations including different business activities, the most significant are engineering and construction, infrastructure (public concession ownership and operation) and real estate businesses. See details of operating segments in Note 7.

b)	Authorization for the issue of the financial statements

The consolidated financial statements for the year ended December 31, 2018, have been prepared and issued with Management and Board of Directors’ authorization on March 7, 2019, and will be submitted for consideration and approval at the General Shareholders’ Meeting to be held within the term established by Peruvian law. Management expects that the consolidated financial statements as of December 31, 2018, will be approved with no changes.

c)	Current situation of the Company

1)	Projects conducted in association with companies of the Odebrecht Group

Our company and one of its subsidiaries participated as minority partners in certain entities that developed six infrastructure projects in Peru with companies belonging to the group Odebrecht (hereinafter Odebrecht). In 2016, Odebrecht entered into a Plea Agreement with the authorities of the United States Department of Justice and the Office of the District Attorney for the Eastern District of New York by which it admitted corruption acts in connection with two of these projects (tranches 2 and 3 of the Interoceanica Sur highway (“IIRSA Sur”) and the project to construct the Lima Metro (Electric Train)). As a result of this agreement, the Peruvian authorities opened investigations for admitted illicit activities.

i)	IIRSA Sur

With respect to the investigations conducted in relation to IIRSA Sur, the Public Prosecutor’s Office indicted the former Chairman of the Board of Directors, for collusion; a former Director, and a former executive of the Company, for money laundering. Subsequently, Graña y Montero S.A.A. and GyM S.A. were incorporated as subjects investigated in the case described above. The companies appealed this decision, and later the Superior Court ruled in favor of both companies.

In addition, Graña y Montero S.A.A. and GyM S.A. have been incorporated as civilly liable third parties in the investigation process, which means that the court will assess whether these entities are obligated to compensate the Peruvian Government for damages suffered as a result of the facts under investigation.

ii)	Electric Train

GyM S.A. has been incorporated as a civilly liable third party in the process related to the Electric Train construction project, tranches 1 and 2. However, hitherto, no current or past director or officer of the Company has been incorporated in the investigation.

2)	The Construction Club

On July 11, 2017, the Peruvian Commission for Free Competition (“Indecopi”) initiated an investigation against several construction companies, including GyM S.A., about the existence of an alleged cartel called the Construction Club. Throughout the investigation, GyM S.A. has provided to Indecopi with all the information requested and continues collaborating with the ongoing investigations.

The Company’s former commercial manager is under a criminal investigation, as well as other individuals related to other construction companies. GyM S.A. has been incorporated in the criminal proceedings as a civilly liable third party along with 11 other construction companies.

3)	Independent Investigation related to businesses with Odebrecht Group

On January 9, 2017, the Board of Directors approved a plan to conduct an internal investigation related to six projects executed in association with Odebrecht.

On March 30, 2017, the Board of Directors created a Risk, Compliance and Sustainability Committee who was in charge of the oversight of the investigation independent from management. The external investigation was entrusted to the law firm Simpson, Thatcher and Bartlett, who reported exclusively to the Risk, Compliance and Sustainability Committee in order to preserve the independence of the investigation.

The independent investigation concluded on November 2, 2017, and found no evidence for determining that the Group or any of its former or current directors or executives had intentionally or knowingly participated in acts of corruption related to the six projects developed in association with Odebrecht.

We were informed by the press in February 2019, that Odebrecht has signed an effective collaboration agreement with the Prosecutor´s Office and the Ad Hoc Prosecutor’s Office in which, among other things, it is determined that Odebrecht will pay the Peruvian Government an indemnity calculated according to the parameters established in Law No. 30737 and that Odebrecht will collaborate with the Prosecutor’s Office providing all the relevant information it has about the facts under investigation.

4)	Anticorruption Law - effects on the Group

Law 30737 and its regulation issued by Supreme Decree 096-2018-EF have mitigated the Company and subsidiaries exposure to the cases described in subsections 1) and 2) above. These rules set clear guidelines to estimate the potential compensation reducing the uncertainty derived from the legal proceedings, by among other things, preventing the imposition of liens or attachments of assets that would impair its ability to operate.

The benefits of the mentioned rules are subject to the fulfillment of the following obligations:

•	The obligation to set up a trust that will guarantee any eventual payment obligation of an eventual civil compensation in favor of the Peruvian Government;

•	The obligation not to transfer funds abroad without the prior consent of the Ministry of Justice;

•	The implementation of a compliance program; and

•	The obligation to disclose information to the authorities and to collaborate in the investigation.

The Group has designed a compliance program which is currently under implementation. In addition, it fully cooperates with the authorities in its investigations and has executed a trust agreement with the Ministry of Justice that provides to the terms and conditions that govern the trust that will secure its contingent obligations for an amount confirmed by authorities of S/73.5 million (equivalent to US$22.3 million) (Note 23).

On the other hand, based on the standards indicated and their guidelines, management has estimated that the value of the contingency for the cases described above should not exceed US$45.8 million (equivalent to S/148.4 million).

If The Construction Club case is deemed incorporated within the scope of the referenced law, then the value of the assets assigned to the trust would need to be increased by approximately US$3 million (equivalent to S/10.1 million), and the potential contingency would increase by approximately US$3.1 million (equivalent to S/10.5 million).

Nonetheless, the Company, through its external attorneys, continues to conduct an ongoing evaluation of the information related to the criminal investigations described in this Note 1 in order to keep its defense prepared in the event of any new charges arises during those investigations. In conducting the aforementioned evaluation, the Company does not rule out the possibility of finding, in the future, adverse evidence nor does rule out that authorities or third parties will find, in the future, adverse evidence not currently known to date during the investigations being conducted.